Fair value measurements - Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	$ 1,093,064	$ 1,062,824	$ 1,035,335
Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments		915,556	884,288
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	130,061	125,898	124,637
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	1,054,042	1,041,454	1,008,925
Other than Fair Value Measurement | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	135,622	123,579	141,808
Other than Fair Value Measurement | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	136,223	132,194	129,445
Other than Fair Value Measurement | Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	271,845	255,773	271,253
Mark to Fair Value | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	(1,667)	(7,902)	(3,547)
Mark to Fair Value | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	(7,057)	(6,296)	(4,808)
Mark to Fair Value | Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	(8,724)	(14,198)	(8,355)
Fair value | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	133,955	115,677	138,261
Fair value | Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	129,166	125,898	124,637
Fair value | Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	263,121	241,575	262,898
Corporate loans | Variable Interest Entity, Primary Beneficiary
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	129,166	125,757	124,637
Corporate loans | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	133,955	114,735	132,628
Corporate loans | Other than Fair Value Measurement | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	135,622	117,823	135,256
Corporate loans | Mark to Fair Value | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	(1,667)	(3,089)	(2,629)
Corporate loans | Fair value | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	133,955	114,734	132,627
Other invested assets | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	21,706	21,317	31,602
Other invested assets | Other than Fair Value Measurement | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	0	5,756	6,552
Other invested assets | Mark to Fair Value | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Unpaid Principal Balance	0	(4,813)	(918)
Other invested assets | Fair value | Insurance Solutions
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Investments	$ 0	$ 943	$ 5,634